PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1%
	ADVERTISING & MARKETING - 0.1%
361	Omnicom Group, Inc.	$ 29,151

	AEROSPACE & DEFENSE - 2.9%
558	Boeing Company (The)(a)	121,153
240	General Dynamics Corporation	80,798
1,155	General Electric Company	355,776
364	Howmet Aerospace, Inc.	74,627
48	Huntington Ingalls Industries, Inc.	16,323
234	L3Harris Technologies, Inc.	68,695
230	Lockheed Martin Corporation, Class B	111,244
174	Northrop Grumman Corporation	99,217
1,536	RTX Corporation	281,703
45	Teledyne Technologies, Inc.(a)	22,983
253	Textron, Inc.	22,054
46	TransDigm Group, Inc.	61,173
		1,315,746
	APPAREL & TEXTILE PRODUCTS - 0.3%
1,239	NIKE, Inc., Class B	78,936
52	Ralph Lauren Corporation	18,388
310	Tapestry, Inc.	39,609
		136,933
	ASSET MANAGEMENT - 0.8%
109	Ameriprise Financial, Inc.	53,447
120	Blackrock, Inc.	128,441
1,157	Charles Schwab Corporation (The)	115,596
264	Franklin Resources, Inc.	6,307
392	Invesco Ltd.	10,298
186	Raymond James Financial, Inc.	29,870
217	T Rowe Price Group, Inc.	22,216
		366,175
	AUTOMOTIVE - 0.4%
235	Aptiv Holdings Ltd.(a)	17,881
198	BorgWarner, Inc.	8,922
3,772	Ford Motor Company	49,489

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	AUTOMOTIVE - 0.4% (Continued)
1,149	General Motors Company	$ 93,436
		169,728
	BANKING - 4.6%
7,503	Bank of America Corporation	412,664
2,039	Citigroup, Inc.	237,931
442	Citizens Financial Group, Inc.	25,817
147	Comerica, Inc.	12,779
730	Fifth Third Bancorp	34,171
1,082	Huntington Bancshares Inc	18,773
2,363	JPMorgan Chase & Company	761,405
1,054	KeyCorporation	21,755
442	PNC Financial Services Group, Inc. (The)	92,259
975	Regions Financial Corporation	26,423
3,798	Wells Fargo & Company	353,973
		1,997,950
	BEVERAGES - 1.2%
3,879	Coca-Cola Company (The)	271,180
162	Constellation Brands, Inc., Class A	22,350
179	Molson Coors Beverage Company, Class B	8,356
790	Monster Beverage Corporation(a)	60,569
1,355	PepsiCo, Inc.	194,470
		556,925
	BIOTECH & PHARMA - 5.1%
1,693	AbbVie, Inc.	386,834
577	Amgen, Inc.	188,858
762	Eli Lilly & Company	818,906
2,102	Johnson & Johnson	435,009
2,403	Merck & Company, Inc.	252,940
80	Regeneron Pharmaceuticals, Inc.	61,750
258	Vertex Pharmaceuticals, Inc.(a)	116,967
359	Zoetis, Inc.	45,169
		2,306,433

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	CABLE & SATELLITE - 0.3%
4,450	Comcast Corporation, Class A	$ 133,011

	CHEMICALS - 1.3%
224	Air Products and Chemicals, Inc.	55,332
103	Albemarle Corporation	14,568
92	Avery Dennison Corporation	16,733
119	Celanese Corporation	5,031
239	CF Industries Holdings, Inc.	18,484
764	Corteva, Inc.	51,211
723	Dow, Inc.	16,904
676	DuPont de Nemours, Inc.	27,175
126	Eastman Chemical Company	8,043
506	Linde PLC	215,753
228	LyondellBasell Industries N.V., Class A	9,872
362	Mosaic Company (The)	8,721
241	PPG Industries, Inc.	24,693
338	Qnity Electronics, Inc.	27,598
252	Sherwin-Williams Company (The)	81,656
182	Solstice Advanced Materials, Inc.(a)	8,842
		590,616
	COMMERCIAL SUPPORT SERVICES - 0.5%
296	Cintas Corporation	55,669
211	Republic Services, Inc.	44,717
114	Robert Half International, Inc.	3,096
210	Rollins, Inc.	12,604
410	Waste Management, Inc.	90,081
		206,167
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	41,719
143	Vulcan Materials Company	40,786
		82,505
	CONSUMER FINANCE - 0.5%
643	American Express Company	237,878

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	CONTAINERS & PACKAGING - 0.1%
1,530	Amcor PLC	$ 12,760
392	International Paper Company	15,441
94	Packaging Corporation of America	19,386
314	Smurfit WestRock plc	12,142
		59,729
	DATA CENTER REIT - 0.2%
206	Digital Realty Trust, Inc.	31,870
82	Equinix, Inc.	62,825
		94,695
	DIVERSIFIED INDUSTRIALS - 0.9%
151	Dover Corporation	29,481
611	Emerson Electric Company	81,092
728	Honeywell International, Inc.	142,025
296	Illinois Tool Works, Inc.	72,905
109	Parker-Hannifin Corporation	95,807
		421,310
	E-COMMERCE DISCRETIONARY - 4.5%
8,300	Amazon.com, Inc.(a), (d)	1,915,807
740	eBay, Inc.	64,454
		1,980,261
	ELECTRIC UTILITIES - 2.2%
691	AES Corporation (The)	9,909
279	Alliant Energy Corporation	18,138
277	Ameren Corporation	27,661
540	American Electric Power Company, Inc.	62,267
521	CenterPoint Energy, Inc.	19,975
327	CMS Energy Corporation	22,867
298	Consolidated Edison, Inc.	29,597
341	Constellation Energy Corporation	120,466
204	DTE Energy Company	26,312
685	Duke Energy Corporation	80,289
399	Edison International	23,948
428	Entergy Corporation	39,560
1,024	Exelon Corporation	44,636

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	ELECTRIC UTILITIES - 2.2% (Continued)
621	FirstEnergy Corporation	$ 27,802
1,908	NextEra Energy, Inc.	153,175
238	NRG Energy, Inc.	37,899
815	PPL Corporation	28,541
561	Public Service Enterprise Group, Inc.	45,048
622	SEMPRA	54,916
1,131	Southern Company (The)	98,624
		971,630
	ELECTRICAL EQUIPMENT - 2.2%
140	A O Smith Corporation	9,363
96	Allegion plc	15,285
218	AMETEK, Inc.	44,758
1,168	Amphenol Corporation, Class A	157,844
729	Carrier Global Corporation	38,520
364	Eaton Corporation PLC	115,938
316	Fortive Corporation	17,446
288	GE Vernova, Inc.	188,227
810	Johnson Controls International plc	96,998
193	Keysight Technologies, Inc.(a)	39,216
397	Otis Worldwide Corporation	34,678
105	Ralliant Corporation	5,346
103	Rockwell Automation, Inc.	40,074
321	TE Connectivity plc	73,031
249	Trane Technologies PLC	96,911
		973,635
	ENGINEERING & CONSTRUCTION - 0.2%
134	Jacobs Solutions, Inc.	17,750
155	Quanta Services, Inc.	65,419
		83,169
	ENTERTAINMENT CONTENT - 0.3%
319	Electronic Arts, Inc.	65,181
339	Fox Corporation, Class A	24,771
154	Fox Corporation, Class B	9,999

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	ENTERTAINMENT CONTENT - 0.3% (Continued)
122	Take-Two Interactive Software, Inc.(a)	$ 31,236
		131,187
	FOOD - 0.4%
524	Conagra Brands, Inc.	9,070
649	General Mills, Inc.	30,179
168	Hershey Company (The)	30,573
139	Lamb Weston Holdings, Inc.	5,823
1,397	Mondelez International, Inc., Class A	75,200
635	The Kraft Heinz Company	15,399
		166,244
	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	26,230
132	Atmos Energy Corporation	22,127
372	NiSource, Inc.	15,535
		63,892
	HEALTH CARE FACILITIES & SERVICES - 2.5%
291	Cardinal Health, Inc.	59,801
157	Cencora, Inc.	53,027
657	Centene Corporation(a)	27,036
325	Cigna Group (The)	89,450
1,386	CVS Health Corporation	109,993
88	DaVita, Inc.(a)	9,998
252	Elevance Health, Inc.	88,339
257	HCA Healthcare, Inc.	119,982
142	Henry Schein, Inc.(a)	10,732
135	Humana, Inc.	34,578
174	IQVIA Holdings, Inc.(a)	39,221
95	Labcorp Holdings, Inc.	23,834
190	McKesson Corporation	155,854
130	Quest Diagnostics, Inc.	22,559
738	UnitedHealth Group, Inc.	243,620
76	Universal Health Services, Inc., Class B	16,570
		1,104,594

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	HEALTH CARE REIT - 0.4%
373	Ventas, Inc.	$ 28,863
410	Welltower, Inc.	76,100
		104,963
	HOME CONSTRUCTION - 0.2%
274	DR Horton, Inc.	39,465
287	Masco Corporation	18,213
3	NVR, Inc.(a)	21,878
213	PulteGroup, Inc.	24,976
		104,532
	HOTEL REIT - 0.0%(b)
699	Host Hotels & Resorts, Inc.	12,393

	HOUSEHOLD PRODUCTS - 1.0%
272	Church & Dwight Company, Inc.	22,807
826	Colgate-Palmolive Company	65,271
2,385	Procter & Gamble Company (The)	341,794
		429,872
	INDUSTRIAL REIT - 0.3%
866	Prologis, Inc.	110,554

	INDUSTRIAL SUPPORT SERVICES - 0.3%
1,100	Fastenal Company	44,143
66	United Rentals, Inc.	53,415
41	WW Grainger, Inc.	41,371
		138,929
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
922	Bank of New York Mellon Corporation (The)	107,035
118	Cboe Global Markets, Inc.	29,618
387	CME Group, Inc.	105,682
326	Goldman Sachs Group, Inc. (The)	286,554
588	Intercontinental Exchange, Inc.	95,232
1,418	Morgan Stanley	251,738
351	Nasdaq, Inc.	34,093
231	Northern Trust Corporation	31,552

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.2% (Continued)
384	State Street Corporation	$ 49,540
		991,044
	INSURANCE - 4.3%
795	Aflac, Inc.	87,665
356	Allstate Corporation (The)	74,101
753	American International Group, Inc.	64,419
220	Aon PLC, Class A	77,634
164	Arthur J. Gallagher & Company	42,442
67	Assurant, Inc.	16,137
1,492	Berkshire Hathaway, Inc., Class B(a)	749,954
464	Chubb Ltd.	144,824
237	Cincinnati Financial Corporation	38,707
38	Everest Group Ltd.	12,895
111	Globe Life, Inc.	15,524
396	Hartford Insurance Group, Inc. (The)	54,569
259	Loews Corporation	27,275
532	Marsh & McLennan Companies, Inc.	98,697
806	MetLife, Inc.	63,626
227	Principal Financial Group, Inc.	20,024
652	Progressive Corporation (The)	148,473
407	Prudential Financial, Inc.	45,942
293	Travelers Companies, Inc. (The)	84,988
328	W R Berkley Corporation	22,999
134	Willis Towers Watson PLC	44,032
		1,934,927
	INTERNET MEDIA & SERVICES - 8.3%
5,680	Alphabet, Inc., Class A(d)	1,777,839
3,960	Alphabet, Inc., Class C(d)	1,242,647
41	Booking Holdings, Inc.	219,569
121	Expedia Group, Inc.	34,281
4,630	Netflix, Inc.(a)	434,109
		3,708,445
	LEISURE FACILITIES & SERVICES - 1.6%
369	Carnival Corporation	11,269

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	LEISURE FACILITIES & SERVICES - 1.6% (Continued)
1,150	Chipotle Mexican Grill, Inc.(a)	$ 42,550
113	Darden Restaurants, Inc.	20,794
38	Domino's Pizza, Inc.	15,839
284	Hilton Worldwide Holdings, Inc.	81,579
127	Live Nation Entertainment, Inc.(a)	18,098
258	Marriott International Inc, Class A	80,042
707	McDonald's Corporation	216,081
475	MGM Resorts International(a)	17,333
210	Norwegian Cruise Line Holdings Ltd.(a)	4,687
166	Royal Caribbean Cruises Ltd.	46,301
1,246	Starbucks Corporation	104,926
92	Wynn Resorts Ltd.	11,070
319	Yum! Brands, Inc.	48,258
		718,827
	MACHINERY - 1.4%
581	Caterpillar, Inc.	332,837
323	Deere & Company	150,379
73	IDEX Corporation	12,990
342	Ingersoll Rand, Inc.	27,093
154	Pentair PLC	16,038
51	Snap-on, Inc.	17,575
205	Veralto Corporation	20,455
186	Xylem Inc	25,329
		602,696
	MEDICAL EQUIPMENT & DEVICES - 3.2%
1,715	Abbott Laboratories	214,872
44	ABIOMED, Inc. - CVR(a)	–
299	Agilent Technologies, Inc.	40,685
1,472	Boston Scientific Corporation(a)	140,355
192	Cooper Companies, Inc. (The)(a)	15,736
615	Danaher Corporation	140,786
376	DexCom, Inc.(a)	24,955
681	Edwards Lifesciences Corporation(a)	58,055
385	GE HealthCare Technologies, Inc.	31,578

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.2% (Continued)
249	Hologic, Inc.(a)	$ 18,548
79	IDEXX Laboratories, Inc.(a)	53,446
342	Intuitive Surgical, Inc.(a)	193,695
23	Mettler-Toledo International, Inc.(a)	32,066
139	ResMed, Inc.	33,481
83	STERIS PLC	21,042
335	Stryker Corporation	117,742
395	Thermo Fisher Scientific, Inc.	228,884
61	Waters Corporation(a)	23,170
74	West Pharmaceutical Services, Inc.	20,360
		1,409,456
	METALS & MINING - 0.2%
1,337	Freeport-McMoRan, Inc.	67,906

	OIL & GAS PRODUCERS - 3.1%
372	APA Corporation	9,099
2,126	Chevron Corporation	324,024
1,469	ConocoPhillips	137,513
411	Coterra Energy, Inc.	10,818
376	Devon Energy Corporation	13,773
160	Diamondback Energy, Inc.	24,053
573	EOG Resources, Inc.	60,171
3,598	Exxon Mobil Corporation	432,982
637	Marathon Petroleum Corporation	103,595
850	Occidental Petroleum Corporation	34,952
436	ONEOK, Inc.	32,046
424	Phillips 66	54,713
398	Valero Energy Corporation	64,790
1,200	Williams Companies, Inc. (The)	72,132
		1,374,661
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
649	Baker Hughes Company	29,555
865	Halliburton Company	24,445

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.2% (Continued)
1,377	SLB Ltd.	$ 52,850
		106,850
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, Class A	7,992
101	News Corporation, Class B	2,993
		10,985
	REAL ESTATE INVESTMENT TRUSTS - 0.1%
316	Iron Mountain, Inc.	26,212

	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	53,061

	RESIDENTIAL REIT - 0.1%
137	AvalonBay Communities, Inc.	24,839
334	Equity Residential	21,055
64	Essex Property Trust, Inc.	16,748
117	Mid-America Apartment Communities, Inc.	16,252
		78,894
	RETAIL - CONSUMER STAPLES - 2.0%
392	Costco Wholesale Corporation	338,037
247	Dollar Tree, Inc.(a)	30,383
900	Kroger Company (The)	56,232
455	Target Corporation	44,476
3,789	Walmart, Inc.	422,133
		891,261
	RETAIL - DISCRETIONARY - 2.4%
23	AutoZone, Inc.(a)	78,005
216	Bath & Body Works, Inc.	4,337
213	Best Buy Company, Inc.	14,256
149	Genuine Parts Company	18,321
1,006	Home Depot, Inc. (The)	346,164
767	Lowe's Companies, Inc.	184,969
1,125	O'Reilly Automotive, Inc.(a)	102,611
356	Ross Stores, Inc.	64,130

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	RETAIL - DISCRETIONARY - 2.4% (Continued)
1,188	TJX Companies, Inc. (The)	$ 182,489
570	Tractor Supply Company	28,506
61	Ulta Beauty, Inc.(a)	36,906
		1,060,694
	RETAIL REIT - 0.1%
69	Federal Realty Investment Trust	6,955
425	Kimco Realty Corporation	8,615
155	Regency Centers Corporation	10,700
323	Simon Property Group, Inc.	59,791
		86,061
	SELF-STORAGE REIT - 0.1%
123	Extra Space Storage, Inc.	16,017
151	Public Storage	39,185
		55,202
	SEMICONDUCTORS - 13.4%
909	Advanced Micro Devices, Inc.(a)	194,671
531	Analog Devices, Inc.	144,007
984	Applied Materials, Inc.	252,878
4,100	Broadcom, Inc.	1,419,010
153	KLA Corporation	185,907
1,350	Lam Research Corporation	231,093
432	Microchip Technology, Inc.	27,527
942	Micron Technology, Inc.	268,856
15,560	NVIDIA Corporation	2,901,940
1,140	QUALCOMM, Inc.	194,997
100	Sandisk Corporation(a)	23,738
899	Texas Instruments, Inc.	155,968
		6,000,592
	SOFTWARE - 8.8%
441	Adobe, Inc.(a)	154,346
150	Akamai Technologies, Inc.(a)	13,088
224	Autodesk, Inc.(a)	66,306
261	Cadence Design Systems, Inc.(a)	81,583
650	Fortinet, Inc.(a)	51,617

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	SOFTWARE - 8.8% (Continued)
581	Gen Digital, Inc.	$ 15,797
246	Intuit, Inc.	162,955
5,544	Microsoft Corporation(d)	2,681,189
1,307	Oracle Corporation	254,747
95	Roper Technologies, Inc.	42,287
771	Salesforce, Inc.	204,246
845	ServiceNow, Inc.(a)	129,446
163	Synopsys, Inc.(a)	76,564
40	Tyler Technologies, Inc.(a)	18,158
		3,952,329
	SPECIALTY FINANCE - 0.5%
722	Capital One Financial Corporation	174,984
541	Synchrony Financial	45,136
		220,120
	SPECIALTY REIT - 0.0%(b)
143	Millrose Properties, Inc.	4,271

	STEEL - 0.1%
304	Nucor Corporation	49,585

	TECHNOLOGY HARDWARE - 8.0%
10,318	Apple, Inc. (d)	2,805,050
816	Arista Networks, Inc.(a)	106,920
4,461	Cisco Systems, Inc.	343,630
61	F5, Inc.(a)	15,571
149	Garmin Ltd.	30,225
1,288	Hewlett Packard Enterprise Company	30,938
1,352	HP, Inc.	30,123
161	Motorola Solutions, Inc.	61,715
217	NetApp, Inc.	23,239
217	Seagate Technology Holdings PLC	59,760
302	Western Digital Corporation	52,026
		3,559,197

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	TECHNOLOGY SERVICES - 4.8%
643	Accenture PLC, Class A	$ 172,517
142	Amentum Holdings, Inc.(a)	4,118
435	Automatic Data Processing, Inc.	111,895
115	Broadridge Financial Solutions, Inc.	25,665
142	CDW Corporation	19,340
114	Equifax, Inc.	24,736
568	Fiserv, Inc.(a)	38,153
88	Gartner, Inc.(a)	22,201
897	International Business Machines Corporation	265,700
80	Jack Henry & Associates, Inc.	14,598
124	Leidos Holdings, Inc.	22,370
855	Mastercard, Inc., Class A	488,102
166	Moody's Corporation	84,801
83	MSCI, Inc.	47,620
311	Paychex, Inc.	34,888
293	S&P Global, Inc.	153,119
170	Verisk Analytics, Inc.	38,027
1,637	Visa, Inc., Class A	574,112
		2,141,962
	TELECOMMUNICATIONS - 0.2%
424	T-Mobile US, Inc.	86,089

	TOBACCO & CANNABIS - 0.8%
1,895	Altria Group, Inc.	109,266
1,586	Philip Morris International, Inc.	254,394
		363,660
	TRANSPORTATION & LOGISTICS - 1.4%
442	American Airlines Group, Inc.(a)	6,776
134	CH Robinson Worldwide, Inc.	21,542
2,331	CSX Corporation	84,499
620	Delta Air Lines, Inc.	43,028
179	Expeditors International of Washington, Inc.	26,673
221	FedEx Corporation	63,838
89	JB Hunt Transport Services, Inc.	17,296

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 102.1% (Continued)
	TRANSPORTATION & LOGISTICS - 1.4% (Continued)
253	Norfolk Southern Corporation	$ 73,046
188	Old Dominion Freight Line, Inc.	29,478
646	Union Pacific Corporation	149,433
244	United Airlines Holdings, Inc.(a)	27,284
706	United Parcel Service, Inc., Class B	70,028
		612,921
	TRANSPORTATION EQUIPMENT - 0.4%
149	Cummins, Inc.	76,057
534	PACCAR, Inc.	58,478
178	Westinghouse Air Brake Technologies Corporation	37,994
		172,529
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	35,184
526	Sysco Corporation	38,761
		73,945
	WHOLESALE - DISCRETIONARY - 0.1%
704	Copart, Inc.(a)	27,561
268	LKQ Corporation	8,094
39	Pool Corporation	8,921
		44,576

	TOTAL COMMON STOCKS (Cost $17,414,106)	45,539,765

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
674,496	First American Government Obligations Fund, Class X, 3.64% (Cost $674,496)(c)	674,496

	TOTAL INVESTMENTS - 103.6% (Cost $18,088,602)	$ 46,214,261
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%	(1,614,573)
	NET ASSETS - 100.0%	$ 44,599,688

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(d)	Securities held at broker to use as collateral for future derivative investments. As of December 31, 2025, securities had a market value of $9,545,810.